Summary of Accounting Principles (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Restricted Cash And Cash Equivalents	$ 33		$ 32	$ 45
Unbilled Contracts Receivable	2,770		2,786
Contract Receivable Retainage	118		106
Excess Of Replacement Or Current Costs Over Stated LIFO Value	106		114
Hedging Liabilities, Noncurrent | €		€ 3,700
Commercial Aerospace [Member]
Accounting Policies [Abstract]
Unbilled Contracts Receivable	$ 1,109		$ 1,169